Events occurred after the reporting date (Details Textual)			1 Months Ended		12 Months Ended
	Apr. 05, 2018 USD ($)	Apr. 05, 2018 CLP ($)	Feb. 15, 2018	Jan. 17, 2018 USD ($) bbl	Dec. 31, 2017 USD ($) $ / shares bbl	Apr. 05, 2018 CLF ( )	Jan. 26, 2018 USD ($)
Disclosure of Events occurred after the reporting date [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners					$ 100,000,000
Borrowings, interest rate	3.25%					3.25%
Series P bond [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Bonds issued	$ 135					3,000,000
Commencement of major litigation [member]
Disclosure of Events occurred after the reporting date [Line Items]
Description of lawsuit against the company regarding the authorisation to increase the production limit			On February 15, 2018 the Asociacin Indgena Consejo de Pueblos Atacameos and other indigenous Atacameo communities lodged an appeal for legal protection against Corfo, the Company, SQM Salar and SQM Potasio S.A. to rescind the Contracts on the grounds that their provisions will deprive, disturb and threaten in an illegal and arbitrary way the constitutional rights of the appellants: the right to being equal before the law, the right to live in a pollution-free environment, the right to develop any economic activity that is not immoral, against public order or national security and the right to ownership in its different forms, by authorizing the amount of lithium metallic equivalent that can be extracted, processed and sold to be increased to 349,553 metric tonnes, such extraction being from land the appellants consider to be their ancestral property. On February 16, 2018, a number of persons belonging to the Atacameo people also lodged an appeal to rescind the contracts for alleged threats to their rights to life and physical and psychic integrity, equality before the law and the right to live in a pollution-free environment. These lawsuits are pending the consideration and subsequent resolution by the Court of Appeals in Santiago.
Deferred prosecution agreement [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Compensation payable to the chilean state to end the dispute of lack of supervision							$ 1,464,000
Compensation payable to end the dispute of lack of supervision to various charitable organizations							$ 2,684,000
Subsequent Event [Member] | Series P bond [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Maturity date of bond	Jan. 15, 2028	Jan. 15, 2028
Subsequent Event [Member] | Series P bond [Member] | Banco Santander Chile [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Proceeds from issue of bonds, notes and debentures	$ 67	$ 40,734,242,948
Subsequent Event [Member] | Series P bond [Member] | BTG Pactual Chile SpA [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Proceeds from issue of bonds, notes and debentures	$ 67	$ 40,734,242,948
SQM Salar S.A. [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Disclosure of example to describe about commitments for regional development					As an example and considering annualized SQM Salars revenues reported in the first nine months of 2017 (approximately US$1 billion), 1.7% of sales would have been approximately US$17 million.
Volume of lithium metallic equivalent authorised to process and sell | bbl					64,816
Advance dividend paid | $ / shares					$ 0.41968
Dividend payable net | $ / shares					$ 0.37994
SQM Salar S.A. [Member] | Settlement of litigation [Member] | Corfo [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Payment agreed in conciliation process to end the dispute				$ 17,500,000
SQM Salar S.A. [Member] | Modification of agreement with CORFO [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Volume of lithium metallic equivalent authorised to process and sell | bbl				349,553
Equal volume of lithium carbonate equivalent to total authorised lithium metallic equivalent | bbl				2,200,000
Explanation about the modification agreement with CORFO, Term Four				SQM Salar shall offer part of its lithium production (up to a maximum of 25%) at preferential price to value-added producers that will potentially develop in Chile, a price based on the lowest export market price equal in each case to the weighted average FOB price calculated on the 20% lower price of the volume exported by SQM Salar during the last 6 months available
Explanation about the modification agreement with CORFO, Term Five				SQM Salar shall strengthen its corporate governance, incorporating various audit, environmental control and coordination mechanisms with CORFO. For these purposes it will be necessary to modify the bylaws of SQM Salar, including among others: (i) to incorporate specific rules for the management of the company, in the form that two of the directors of SQM Salar are independent and meet the requirements established for independent directors of a public company and (ii) for the board of SQM Salar to designate a committee to monitor compliance with the Contracts and to establish the regulations that will govern this committee and its functions
Explanation about the modification agreement with CORFO, Term Six				Extensive regulation regarding the return of assets upon termination of the Contracts and granting purchase options, including: (i) the restitution of the assets that Corfo made available to SQM Salar under the Contracts, (ii) a purchase option for all or part of the water rights that SQM Salar or its related parties currently own or will obtain in the future, that benefit or are necessary for the exploitation, either currently or in the future of the mining concessions included in the Contracts (the "Mining Concessions"), (iii) a free transfer to CORFO of the easements, that benefit the Mining Concessions or the project, developed by SQM Salar, excluding the mining easements constituted in the Salar del Carmen, (iv) a purchase option on the assets that SQM Salar uses as productive facilities within the Mining Concessions and assets that benefit the project and that are located within the area of the Mining Concessions and within the area of 10 kilometers from the limit of the Mining concessions, (v) a purchase option on the mining concessions that SQM Salar or its related companies currently constitute or will constitute in the future within the area of 2 kilometers from the limit of the Mining Concessions
Explanation about the modification agreement with CORFO, Term Seven				An option for SQM Salar to sell to CORFO the facilities that are necessary to increase the additional production and operation capacity related to the increased lithium quota. The exercise price of this option is the replacement value of the facilities including its economic depreciation
Explanation about the modification agreement with CORFO, Term Eight				An option for CORFO to request from SQM the evaluation of a joint project with a state company for the joint exploitation of mining property in the Salar de Maricunga. SQM commits to participate in good faith in this process, and if there is no agreement for the project after 4 years, SQM will not be obligated to continue such negotiations
Explanation about the modification agreement with CORFO, Term Nine				SQM, SQM Salar and SQM Potasio S.A. are prohibited to (i) sell lithium brine extracted within the Mining Concessions, (ii) alienate and obstruct in any way, and enter into any act or contract that affects the restitution of the assets indicated in letter (f) above, (iii) extract brine from its mining rights area within 10 kilometers from the limit of the Mining Concessions, (iv) extract brine from its mining rights area within 2 kilometers from the limit of Mining Concessions for a period of 15 years from the termination of the Contracts, and (v) agree with other operators of the OMA mining rights of the Salar de Atacama on the ways of operating resulting in a joint or integrated management of both production sites, therefore ensuring that SQMs operations will always be independent without facilitating operational information, commercial strategies, information systems or common applications and/or personnel, conventions or price and other agreements that by their nature may negatively affect the lease income of CORFO
Annual commitments for regional development, percentage of sales				1.70%
SQM Salar S.A. [Member] | Top of range [member] | Modification of agreement with CORFO [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Annual commitments for research and development efforts				$ 18,900,000
Annual commitments for communities				15,000,000
SQM Salar S.A. [Member] | Bottom of range [member] | Modification of agreement with CORFO [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Annual commitments for research and development efforts				10,800,000
Annual commitments for communities				$ 10,000,000